Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Changes in Liabilities Arising from Financing Activities

Changes in Liabilities Arising from Financing Activities

	January 1, 2025	Principal payments	Proceeds from borrowings	Transaction costs incurred for borrowings	Reclassifications and other	June 30, 2025
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$220,116	$(122,886)	$—	$—	$152,616	$249,846
Long-term portion of bank loans and financial liabilities	1,823,657	—	430,507	(41,912)	(69,297)	2,142,955
Secured Notes	1,017,501	—	—	—	961	1,018,462
Short-term portion of Unsecured Notes	249,650	(250,000)	—	—	350	—
Long-term portion of Unsecured Notes	2,025,001	—	—	—	2,022	2,027,023
Short-term portion of lease liabilities	28,944	(13,503)	—	—	13,165	28,606
Long-term portion of lease liabilities	207,594	—	—	—	(15,678)	191,916
Total liabilities from financing activities	$5,572,463	$(386,389)	$430,507	$(41,912)	$84,139	$5,658,808

	January 1, 2024	Principal payments	Series C Conversion to ordinary shares	Reclassifications and other	June 30, 2024
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$253,020	$(167,894)	$—	$105,679	$190,805
Long-term portion of bank loans and financial liabilities	1,757,372	(38,980)	—	(115,317)	1,603,075
Secured Notes	1,015,657	—	—	909	1,016,566
Short-term portion of Unsecured Notes	—	—		249,198	249,198
Long-term portion of Unsecured Notes	2,270,246	—	—	(247,195)	2,023,051
Private Placement liability	1,394,552	—	(1,397,960)	3,408	—
Short-term portion of lease liabilities	24,670	(12,574)	—	12,562	24,658
Long-term portion of lease liabilities	227,956	—	—	(12,571)	215,385
Total liabilities from financing activities	$6,943,473	$(219,448)	$(1,397,960)	$(3,327)	$5,322,738

Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of June 30, 2025 and December 31, 2024, except for fixed interest bank loans and financial liabilities, and secured and unsecured notes, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2025	2024	2025	2024
Forward foreign currency contracts	$71,250	$—	$71,250	$—
Accounts and other receivables and prepaid expenses and other current assets	10,777	11,122	10,777	11,122
Other non-current assets	45,155	41,987	45,155	41,987
Total financial assets	$127,182	$53,109	$127,182	$53,109

Total current	$54,085	$11,122	$54,085	$11,122
Total non-current	$73,097	$41,987	$73,097	$41,987

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2025	2024	2025	2024
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Bank loans and financial liabilities	2,392,801	2,043,773	2,495,301	2,084,552
Secured Notes	1,018,462	1,017,501	1,021,304	1,001,756
Unsecured Notes	2,027,023	2,274,651	2,106,604	2,345,481
Other non-current liabilities	2,767	1,991	2,767	1,991
Total financial liabilities	$5,441,053	$5,377,713	$5,625,976	$5,473,577

Total current	$249,846	$494,568	$260,549	$499,237
Total non-current	$5,191,207	$4,883,145	$5,365,427	$4,974,340

Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities

As of June 30, 2025 and December 31, 2024, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2025	2024	2025	2024
Level 1
Cash deposits	$55,932	$51,384	$55,932	$51,384
Level 2
Forward foreign currency contracts	71,250	—	71,250	—
Other	—	1,725	—	1,725
Total financial assets	$127,182	$53,109	$127,182	$53,109

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2025	2024	2025	2024
Level 2
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Bank loans and financial liabilities	2,392,801	2,043,773	2,495,301	2,084,552
Secured Notes	1,018,462	1,017,501	1,021,304	1,001,756
Unsecured Notes	2,027,023	2,274,651	2,106,604	2,345,481
Level 3
Other	2,767	1,991	2,767	1,991
Total financial liabilities	$5,441,053	$5,377,713	$5,625,976	$5,473,577